FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 255,494	¥ 321,855
Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	255,494	321,855
Loss provison	(10,590)	(10,590)
Stage 1 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 250,863	¥ 317,224
ECL rates (as percent)	2.38%	1.88%
Loss provison	¥ (5,959)	¥ (5,959)
Stage 3 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,631	¥ 4,631
ECL rates (as percent)	100.00%	100.00%
Loss provison	¥ (4,631)	¥ (4,631)